united states
securities and exchange commission

Washington, D.C. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-23581

Waycross Independent Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Jonathan D. Burgess

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Waycross Managed Risk Equity Fund

(WAYEX)

Semi-Annual Shareholder Report - August 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Waycross Managed Risk Equity Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/waycross/. You can also request this information by contacting us at (866) 267-4304.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Waycross Managed Risk Equity Fund	$116	2.21%

How did the Fund perform during the reporting period?

     The Managed Risk Equity Fund produced a 7.70% return for the six-month period ending August 31, 2025, outperforming the primary benchmark (custom index) comprised of 50% S&P 500® Index and 50% ICE BofA 3 Month U.S. Treasury Bill Index, which collectively returned 5.75%. Since inception, the Managed Risk Equity Fund produced a 7.73% return ending August 31, 2025, underperforming its primary benchmark, (custom index) comprised of 50% S&P 500® Index and 50% ICE BofA 3 Month U.S. Treasury Bill Index, which returned 7.89% for the same period.

     During the six-month period ending August 31, 2025, the Technology sector was the most significant contributor to performance, led by our long positions in NVIDIA Corporation (NVDA), Microsoft Corporation (MSFT), and Broadcom, Inc. (AVGO). The Health Care sector was the primary detractor of performance during the period due to long positions in Intuitive Surgical, Inc. (ISRG), Thermo Fisher Scientific, Inc. (TMO), and UnitedHealth Group, Inc. (UNH).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$40,000
$34,000
$28,000
$22,000
$16,000
$10,000
Aug-2015
Aug-2016
Aug-2017
Aug-2018
Aug-2019
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024
Aug-2025
Waycross Managed Risk Equity Fund - $22,613
50% S&P 500® Index/50% ICE BofA 3 Month U.S. Treasury Bill Index - $22,568
S&P 500® Index - $39,076

	Waycross Managed Risk Equity Fund	50% S&P 500® Index/50% ICE BofA 3 Month U.S. Treasury Bill Index	S&P 500® Index
Aug-2015	$10,000	$10,000	$10,000
Aug-2016	$10,105	$10,642	$11,255
Aug-2017	$10,911	$11,516	$13,082
Aug-2018	$12,163	$12,708	$15,655
Aug-2019	$12,185	$13,097	$16,112
Aug-2020	$14,215	$14,651	$19,647
Aug-2021	$16,987	$16,831	$25,770
Aug-2022	$15,056	$15,966	$22,876
Aug-2023	$16,901	$17,627	$26,524
Aug-2024	$20,089	$20,469	$33,721
Aug-2025	$22,613	$22,568	$39,076

Average Annual Total Returns

	1 Year	5 Years	10 Years
Waycross Managed Risk Equity Fund	12.56%	9.73%	7.73%
50% S&P 500® Index/50% ICE BofA 3 Month U.S. Treasury Bill Index	10.25%	9.02%	7.89%
S&P 500® Index	15.88%	14.74%	13.45%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$111,195,847
  Number of Portfolio Holdings98
  Advisory Fee $665,012
  Portfolio Turnover23%

Top Ten Short Holdings (% of net assets)

Holding Name	% of Net Assets
Hilton Worldwide Holdings, Inc.	-1.6%
Illinois Tool Works, Inc.	-1.3%
Texas Instruments, Inc.	-1.3%
Halliburton Company	-1.3%
Medtronic plc	-1.2%
Zimmer Biomet Holdings, Inc.	-1.2%
Consolidated Edison, Inc.	-1.2%
Lockheed Martin Corporation	-1.2%
Comcast Corporation - Class A	-1.2%
PNC Financial Services Group, Inc. (The)	-1.2%

What did the Fund invest in?

Sector Weighting (% of net assets)*

Value	Value
Energy	1.0%
Utilities	1.6%
Materials	2.2%
Consumer Staples	2.4%
Communications	2.8%
Health Care	4.7%
Industrials	5.2%
Consumer Discretionary	6.6%
Financials	7.4%
Technology	16.1%

* The net percentages are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top Ten Long Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	4.7%
Microsoft Corporation	4.2%
Amazon.com, Inc.	3.4%
Boeing Company (The)	2.7%
Meta Platforms, Inc. - Class A	2.5%
Broadcom, Inc.	2.5%
AbbVie, Inc.	2.5%
Alphabet, Inc. - Class A	2.4%
Lowe's Companies, Inc.	2.4%
Goldman Sachs Group, Inc. (The)	2.3%

Material Fund Changes

No material changes occurred during the period ended August 31, 2025.

Waycross Managed Risk Equity Fund (WAYEX)

Semi-Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/waycross/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083125-WAYEX

Waycross Focused Core Equity Fund

(WAYFX)

Semi-Annual Shareholder Report - August 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Waycross Focused Core Equity Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/waycross/. You can also request this information by contacting us at (866) 267-4304.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Waycross Focused Core Equity Fund	$37	0.69%

How did the Fund perform during the reporting period?

     The Focused Fund produced a 12.25% return for the six-month period ending August 31, 2025, outperforming its primary benchmark, the S&P 500® Index, which returned 9.21% for the same period. Since inception, the Focused Fund produced a 15.38% return ending August 31, 2025, outperforming its primary benchmark, the S&P 500® Index, which returned 14.28% for the same period.

     During the six-month period ending August 31, 2025, the Technology sector was the most significant contributor to performance, led by our positions in NVIDIA Corporation (NVDA), Microsoft Corporation (MSFT), and Broadcom, Inc. (AVGO). The Health Care sector was the primary detractor of performance during the period due to our positions in Intuitive Surgical, Inc. (ISRG), Becton, Dickinson and Company (BDX), and UnitedHealth Group, Inc. (UNH).

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
Dec-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024
Aug-2025
Waycross Focused Core Equity Fund - $19,619
S&P 500® Index - $18,752

	Waycross Focused Core Equity Fund	S&P 500® Index
Dec-2020	$10,000	$10,000
Aug-2021	$12,620	$12,367
Aug-2022	$10,260	$10,978
Aug-2023	$12,825	$12,729
Aug-2024	$16,309	$16,182
Aug-2025	$19,619	$18,752

Average Annual Total Returns

	1 Year	Since Inception (December 15, 2020)
Waycross Focused Core Equity Fund	20.29%	15.38%
S&P 500® Index	15.88%	14.28%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$118,674,995
  Number of Portfolio Holdings31
  Advisory Fee (net of waivers)$193,034
  Portfolio Turnover19%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 37.8%
Industrials 12.4%
Financials 11.2%
Communications 10.7%
Health Care 9.9%
Consumer Discretionary 8.5%
Consumer Staples 4.0%
Energy 1.7%
Materials 1.6%
Utilities 1.5%
Money Market Funds 0.6%
Other Assets in Excess of Liabilities 0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.6%
Utilities	1.5%
Materials	1.6%
Energy	1.7%
Consumer Staples	4.0%
Consumer Discretionary	8.5%
Health Care	9.9%
Communications	10.7%
Financials	11.2%
Industrials	12.4%
Technology	37.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	7.6%
Microsoft Corporation	6.9%
Alphabet, Inc. - Class A	5.4%
Meta Platforms, Inc. - Class A	5.3%
Apple, Inc.	5.2%
Amazon.com, Inc.	5.0%
Goldman Sachs Group, Inc. (The)	4.4%
Boeing Company (The)	4.2%
Citigroup, Inc.	3.9%
Broadcom, Inc.	3.7%

Material Fund Changes

No material changes occurred during the period ended August 31, 2025.

Waycross Focused Core Equity Fund (WAYFX)

Semi-Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/waycross/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083125-WAYFX

(b)	Included with (a)

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

WAYCROSS MANAGED RISK EQUITY FUND

(WAYEX)

WAYCROSS FOCUSED CORE EQUITY FUND

(WAYFX)

Semi-Annual Financial Statements and Additional Information

August 31, 2025

(Unaudited)

WAYCROSS MANAGED RISK EQUITY FUND

SCHEDULE OF INVESTMENTS

August 31, 2025 (Unaudited)

COMMON STOCKS — 90.4%	Shares	Value
Communications — 4.9%
Internet Media & Services — 4.9%
Alphabet, Inc. - Class A (a)	12,657	$2,694,802
Meta Platforms, Inc. - Class A (a)	3,787	2,797,457
		5,492,259
Consumer Discretionary — 12.4%
Apparel & Textile Products — 1.2%
NIKE, Inc. - Class B (a)	17,760	1,374,091

E-Commerce Discretionary — 3.4%
Amazon.com, Inc. (a)(b)	16,526	3,784,454

Leisure Facilities & Services — 2.4%
Marriott International, Inc. - Class A	6,236	1,670,375
Starbucks Corporation	10,587	933,668
		2,604,043
Retail - Discretionary — 5.4%
Lowe’s Companies, Inc.	10,305	2,659,308
O’Reilly Automotive, Inc. (b)	17,460	1,810,253
TJX Companies, Inc. (The)	10,977	1,499,568
		5,969,129
Consumer Staples — 3.0%
Retail - Consumer Staples — 2.1%
Target Corporation	5,658	543,055
Walmart, Inc.	18,187	1,763,775
		2,306,830
Wholesale - Consumer Staples — 0.9%
Sysco Corporation (a)	12,570	1,011,508

Energy — 4.2%
Oil & Gas Producers — 2.7%
Diamondback Energy, Inc.	8,106	1,205,849
EOG Resources, Inc.	14,237	1,777,062
		2,982,911
Oil & Gas Services & Equipment — 1.5%
Baker Hughes Company	37,102	1,684,431

WAYCROSS MANAGED RISK EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 90.4% (Continued)	Shares	Value
Financials — 11.5%
Asset Management — 1.5%
Charles Schwab Corporation (The)	18,125	$1,737,100

Banking — 5.5%
Citigroup, Inc. (a)	25,081	2,422,072
Fifth Third Bancorp	39,492	1,807,549
Truist Financial Corporation	39,388	1,844,146
		6,073,767
Financial Services — 1.2%
BlackRock, Inc.	1,175	1,324,389

Institutional Financial Services — 2.3%
Goldman Sachs Group, Inc. (The) (a)	3,509	2,615,082

Insurance — 1.0%
Marsh & McLennan Companies, Inc.	5,244	1,079,268

Health Care — 11.0%
Biotech & Pharma — 2.4%
AbbVie, Inc. (a)	12,953	2,725,311

Health Care Facilities & Services — 1.4%
Cencora, Inc.	5,404	1,575,861

Medical Equipment & Devices — 7.2%
Abbott Laboratories	11,328	1,502,773
Becton, Dickinson and Company	4,087	788,709
Boston Scientific Corporation (b)	14,394	1,518,567
Danaher Corporation (a)	5,732	1,179,760
IDEXX Laboratories, Inc. (b)	1,592	1,030,167
Intuitive Surgical, Inc. (b)	4,085	1,933,410
		7,953,386
Industrials — 10.5%
Aerospace & Defense — 2.7%
Boeing Company (The) (b)	12,944	3,037,698

Diversified Industrials — 2.2%
Emerson Electric Company	10,063	1,328,316

WAYCROSS MANAGED RISK EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 90.4% (Continued)	Shares	Value
Industrials — 10.5% (Continued)
Diversified Industrials — 2.2% (Continued)
Honeywell International, Inc.	4,978	$1,092,671
		2,420,987
Machinery — 3.5%
Ingersoll Rand, Inc.	29,718	2,360,501
Stanley Black & Decker, Inc.	20,900	1,552,661
		3,913,162
Transportation & Logistics — 2.1%
Delta Air Lines, Inc.	15,000	926,700
Knight-Swift Transportation Holdings, Inc.	30,600	1,343,340
		2,270,040
Materials — 3.1%
Chemicals — 1.2%
DuPont de Nemours, Inc.	17,471	1,343,869

Construction Materials — 1.9%
Carlisle Companies, Inc.	5,421	2,091,910

Technology — 27.0%
Semiconductors — 11.4%
Advanced Micro Devices, Inc. (b)	6,500	1,057,095
Analog Devices, Inc. (a)	8,737	2,195,696
Broadcom, Inc.	9,175	2,728,553
NVIDIA Corporation (a)	29,851	5,199,447
NXP Semiconductors N.V.	6,214	1,459,358
		12,640,149
Software — 10.8%
Check Point Software Technologies Ltd. (b)	6,443	1,244,401
Intuit, Inc.	2,151	1,434,717
Microsoft Corporation (a)	9,287	4,705,630
Oracle Corporation	6,800	1,537,684
Salesforce, Inc.	4,335	1,110,844
ServiceNow, Inc. (b)	1,583	1,452,339
Synopsys, Inc. (b)	800	482,816
		11,968,431
Technology Hardware — 2.1%
Apple, Inc. (a)	10,128	2,351,114

WAYCROSS MANAGED RISK EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 90.4% (Continued)	Shares	Value
Technology — 27.0% (Continued)
Technology Services — 2.7%
Mastercard, Inc. - Class A (a)	4,378	$2,606,179
PayPal Holdings, Inc. (a)(b)	6,389	448,444
		3,054,623
Utilities — 2.8%
Electric Utilities — 2.8%
Edison International	21,825	1,225,037
Southern Company (The)	5,963	550,385
Xcel Energy, Inc.	19,205	1,390,250
		3,165,672

Total Common Stocks (Cost $63,153,940)		$100,551,475

MONEY MARKET FUNDS — 9.7%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.21% (c) (Cost $10,732,333)	10,732,333	$10,732,333

Investments at Value — 100.1% (Cost $73,886,273)		$111,283,808

Liabilities in Excess of Other Assets — (0.1%)		(87,961)

Net Assets — 100.0%		$111,195,847

N.V. - Naamloze Vennootschap

(a)	All or a portion this security is pledged as collateral for open short positions. The total value of such securities as of August 31, 2025 was $25,891,547.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of August 31, 2025.

See accompanying notes to financial statements.

WAYCROSS MANAGED RISK EQUITY FUND

SCHEDULE OF SECURITIES SOLD SHORT

August 31, 2025 (Unaudited)

COMMON STOCKS — 40.4%	Shares	Value
Communications — 2.1%
Cable & Satellite — 1.2%
Comcast Corporation - Class A	38,000	$1,290,860

Entertainment Content — 0.9%
Walt Disney Company (The)	8,500	1,006,230

Consumer Discretionary — 5.8%
Leisure Facilities & Services — 1.6%
Hilton Worldwide Holdings, Inc.	6,400	1,766,784

Retail - Discretionary — 4.2%
AutoZone, Inc.	300	1,259,559
Burlington Stores, Inc.	4,400	1,278,992
Home Depot, Inc. (The)	2,500	1,016,925
Lululemon Athletica, Inc.	5,700	1,152,540
		4,708,016
Consumer Staples — 0.6%
Beverages — 0.6%
Constellation Brands, Inc. - Class A	4,100	663,954

Energy — 3.2%
Oil & Gas Producers — 1.9%
Occidental Petroleum Corporation	24,000	1,142,640
Ovintiv, Inc.	24,000	1,010,880
		2,153,520
Oil & Gas Services & Equipment — 1.3%
Halliburton Company	61,000	1,386,530

Financials — 4.1%
Asset Management — 1.0%
T. Rowe Price Group, Inc.	11,100	1,194,582

Banking — 3.1%
Commerce Bancshares, Inc.	16,590	1,027,584
M&T Bank Corporation	5,500	1,109,130
PNC Financial Services Group, Inc. (The)	6,200	1,286,128
		3,422,842

WAYCROSS MANAGED RISK EQUITY FUND

SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 40.4% (Continued)	Shares	Value
Health Care — 6.3%
Biotech & Pharma — 1.9%
Biogen, Inc.	6,700	$885,874
Johnson & Johnson	7,100	1,257,907
		2,143,781
Medical Equipment & Devices — 4.4%
Edwards Lifesciences Corporation	14,000	1,138,760
Medtronic plc	14,800	1,373,588
Revvity, Inc.	10,870	979,496
Zimmer Biomet Holdings, Inc.	12,810	1,359,141
		4,850,985
Industrials — 5.3%
Aerospace & Defense — 1.2%
Lockheed Martin Corporation	2,900	1,321,327

Diversified Industrials — 1.3%
Illinois Tool Works, Inc.	5,400	1,429,110

Electrical Equipment — 2.1%
Lennox International, Inc.	2,160	1,204,978
Rockwell Automation, Inc.	3,400	1,167,662
		2,372,640
Transportation & Logistics — 0.7%
Old Dominion Freight Line, Inc.	5,400	815,238

Materials — 0.9%
Chemicals — 0.9%
PPG Industries, Inc.	8,600	956,578

Technology — 10.9%
Semiconductors — 2.1%
Applied Materials, Inc.	5,500	884,180
Texas Instruments, Inc.	6,950	1,407,236
		2,291,416
Software — 5.2%
Adobe, Inc.	3,000	1,070,100
Atlassian Corporation - Class A	3,900	693,342
Autodesk, Inc.	3,930	1,236,771
Cadence Design Systems, Inc.	1,500	525,645

WAYCROSS MANAGED RISK EQUITY FUND

SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 40.4% (Continued)	Shares	Value
Technology — 10.9% (Continued)
Software — 5.2% (Continued)
Palo Alto Networks, Inc.	6,300	$1,200,276
Workday, Inc. - Class A	4,750	1,096,395
		5,822,529
Technology Hardware — 0.7%
Arista Networks, Inc.	5,500	751,025

Technology Services — 2.9%
Accenture plc - Class A	4,663	1,212,240
Fiserv, Inc.	5,500	759,990
Paychex, Inc.	9,000	1,255,095
		3,227,325
Utilities — 1.2%
Electric Utilities — 1.2%
Consolidated Edison, Inc.	13,500	1,326,105

Total Securities Sold Short — 40.4% (Proceeds $45,015,143)		$44,901,377

plc - Public Limited Company

See accompanying notes to financial statements.

WAYCROSS FOCUSED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS

August 31, 2025 (Unaudited)

COMMON STOCKS — 99.3%	Shares	Value
Communications — 10.7%
Internet Media & Services — 10.7%
Alphabet, Inc. - Class A	29,760	$6,336,201
Meta Platforms, Inc. - Class A	8,551	6,316,624
		12,652,825
Consumer Discretionary — 8.5%
E-Commerce Discretionary — 5.0%
Amazon.com, Inc. (a)	26,237	6,008,273

Retail - Discretionary — 3.5%
Lowe’s Companies, Inc.	15,961	4,118,896

Consumer Staples — 4.0%
Retail - Consumer Staples — 1.5%
Target Corporation	18,335	1,759,793

Wholesale - Consumer Staples — 2.5%
Sysco Corporation	37,630	3,028,086

Energy — 1.7%
Oil & Gas Producers — 1.7%
EOG Resources, Inc.	16,057	2,004,235

Financials — 11.2%
Banking — 3.9%
Citigroup, Inc.	47,538	4,590,745

Institutional Financial Services — 4.4%
Goldman Sachs Group, Inc. (The)	7,029	5,238,362

Insurance — 2.9%
Marsh & McLennan Companies, Inc.	16,968	3,492,184

Health Care — 9.9%
Biotech & Pharma — 3.0%
AbbVie, Inc.	16,866	3,548,606

Medical Equipment & Devices — 6.9%
Becton, Dickinson and Company	13,282	2,563,160

WAYCROSS FOCUSED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 99.3% (Continued)	Shares	Value
Health Care — 9.9% (Continued)
Medical Equipment & Devices — 6.9% (Continued)
IDEXX Laboratories, Inc. (a)	5,295	$3,426,342
Intuitive Surgical, Inc. (a)	4,667	2,208,868
		8,198,370
Industrials — 12.4%
Aerospace & Defense — 4.2%
Boeing Company (The) (a)	21,080	4,947,054

Diversified Industrials — 2.9%
Honeywell International, Inc.	16,023	3,517,049

Machinery — 2.8%
Ingersoll Rand, Inc.	41,425	3,290,388

Transportation & Logistics — 2.5%
Delta Air Lines, Inc.	47,337	2,924,480

Materials — 1.6%
Construction Materials — 1.6%
Carlisle Companies, Inc.	4,880	1,883,143

Technology — 37.8%
Semiconductors — 17.1%
Analog Devices, Inc.	14,819	3,724,163
Broadcom, Inc.	14,853	4,417,134
NVIDIA Corporation	51,796	9,021,827
NXP Semiconductors N.V.	13,656	3,207,112
		20,370,236
Software — 10.8%
Microsoft Corporation	16,156	8,186,084
Salesforce, Inc.	11,049	2,831,306
ServiceNow, Inc. (a)	1,919	1,760,606
		12,777,996
Technology Hardware — 5.2%
Apple, Inc.	26,867	6,236,905

Technology Services — 4.7%
Mastercard, Inc. - Class A	6,886	4,099,167

WAYCROSS FOCUSED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 99.3% (Continued)	Shares	Value
Technology — 37.8% (Continued)
Technology Services — 4.7% (Continued)
PayPal Holdings, Inc. (a)	20,527	$1,440,790
		5,539,957
Utilities — 1.5%
Electric Utilities — 1.5%
Southern Company (The)	19,098	1,762,745

Total Common Stocks (Cost $95,595,765)		$117,890,328

MONEY MARKET FUNDS — 0.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.21% (b) (Cost $677,057)	677,057	$677,057

Investments at Value — 99.9% (Cost $96,272,822)		$118,567,385

Other Assets in Excess of Liabilities — 0.1%		107,610

Net Assets — 100.0%		$118,674,995

N.V. - Naamloze Vennootschap

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2025.

See accompanying notes to financial statements.

WAYCROSS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

August 31, 2025 (Unaudited)

	Waycross Managed Risk Equity Fund	Waycross Focused Core Equity Fund
ASSETS
Investments in securities:
At cost	$73,886,273	$96,272,822
At value (Note 2)	$111,283,808	$118,567,385
Cash deposits for securities sold short (Note 2)	44,798,934	—
Receivable for capital shares sold	—	77,200
Dividends and interest receivable	143,716	102,424
Other assets	21,145	25,190
Total assets	156,247,603	118,772,199

LIABILITIES
Securities sold short, at value (proceeds $45,015,143 and $—) (Note 2)	44,901,377	—
Payable for capital shares redeemed	10,585	36,554
Dividends payable on securities sold short (Note 2)	34,755	—
Payable to Adviser (Note 4)	91,539	42,527
Payable to administrator (Note 4)	9,350	11,088
Other accrued expenses	4,150	7,035
Total liabilities	45,051,756	97,204

NET ASSETS	111,195,847	118,674,995

NET ASSETS CONSIST OF:
Paid-in capital	$66,001,157	$94,540,182
Accumulated earnings	45,194,690	24,134,813
NET ASSETS	$111,195,847	$118,674,995

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,117,965	6,166,563

Net asset value, offering price and redemption price per share (Note 2)	$18.18	$19.24

See accompanying notes to financial statements.

WAYCROSS FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended August 31, 2025 (Unaudited)

	Waycross Managed Risk Equity Fund	Waycross Focused Core Equity Fund
INVESTMENT INCOME
Dividend income (Net of foregn withholding taxes of $945 and $1,990, respectively)	$861,126	$605,260
Broker interest income	849,236	—
	1,710,362	605,260
EXPENSES
Management fees (Note 4)	665,012	325,233
Dividend expense on securities sold short (Note 2)	370,941	—
Administration fees (Note 4)	45,500	42,420
Registration and filing fees	19,993	25,873
Transfer agent fees (Note 4)	10,122	15,847
Trustees’ fees (Note 4)	12,000	12,000
Audit fees	9,300	9,300
Legal fees	9,047	9,047
Compliance fees and expenses (Note 4)	7,236	7,236
Custody and bank service fees	4,739	6,364
Insurance expense	4,166	3,682
Shareholder reporting expenses	3,631	3,360
Postage and supplies	1,374	2,765
Other expenses	12,975	9,088
Total expenses	1,176,036	472,215
Less fee reductions and expense reimbursements by the Adviser (Note 4)	—	(132,199)
Net expenses	1,176,036	340,016

NET INVESTMENT INCOME	534,326	265,244

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND SECURITIES SOLD SHORT
Net realized gains from:
Investments	1,899,960	200,636
Securities sold short	93,157	—
Net change in unrealized appreciation (depreciation) on:
Investments	6,057,104	13,125,404
Securities sold short	(654,043)	—
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND SECURITIES SOLD SHORT	7,396,178	13,326,040

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,930,504	$13,591,284

See accompanying notes to financial statements.

WAYCROSS MANAGED RISK EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
FROM OPERATIONS
Net investment income	$534,326	$1,138,333
Net realized gains (losses) from:
Investments	1,899,960	12,849,437
Securities sold short	93,157	(4,405,799)
Net change in unrealized appreciation (depreciation) on:
Investments	6,057,104	(3,211,574)
Securities sold short	(654,043)	1,685,458
Net increase in net assets resulting from operations	7,930,504	8,055,855

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	—	(6,323,435)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,649,262	7,628,325
Net asset value of shares issued in reinvestment of distributions	—	616,766
Payments for shares redeemed	(4,914,216)	(5,015,137)
Net increase (decrease) in net assets from captial share transactions	(2,264,954)	3,229,954

TOTAL INCREASE IN NET ASSETS	5,665,550	4,962,374

NET ASSETS
Beginning of period	105,530,297	100,567,923
End of period	$111,195,847	$105,530,297

CAPITAL SHARE ACTIVITY
Shares sold	157,329	447,705
Shares reinvested	—	36,822
Shares redeemed	(291,170)	(291,483)
Net increase (decrease) in shares outstanding	(133,841)	193,044
Shares outstanding at beginning of period	6,251,806	6,058,762
Shares outstanding at end of period	6,117,965	6,251,806

See accompanying notes to financial statements.

WAYCROSS FOCUSED CORE EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
FROM OPERATIONS
Net investment income	$265,244	$332,953
Net realized gains from investments	200,636	1,604,934
Net change in unrealized appreciation (depreciation) on investments	13,125,404	5,406,520
Net increase in net assets resulting from operations	13,591,284	7,344,407

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	—	(219,798)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	25,124,868	65,880,279
Net asset value of shares issued in reinvestment of distributions	—	138,440
Payments for shares redeemed	(6,558,170)	(4,754,577)
Net increase in net assets from capital share transactions	18,566,698	61,264,142

TOTAL INCREASE IN NET ASSETS	32,157,982	68,388,751

NET ASSETS
Beginning of period	86,517,013	18,128,262
End of period	$118,674,995	$86,517,013

CAPITAL SHARE ACTIVITY
Shares sold	1,503,925	4,112,780
Shares reinvested	—	8,139
Shares redeemed	(383,766)	(290,508)
Net increase in shares outstanding	1,120,159	3,830,411
Shares outstanding at beginning of period	5,046,404	1,215,993
Shares outstanding at end of period	6,166,563	5,046,404

See accompanying notes to financial statements.

WAYCROSS MANAGED RISK EQUITY FUND

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended August 31, 2025 (Unaudited)		Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 28, 2022	Year Ended February 28, 2021
Net asset value at beginning of period	$16.88		$16.60	$13.58	$14.22	$14.81	$11.33
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.19	0.21	0.00 (a)	(0.18)	(0.16)
Net realized and unrealized gains (losses) on investments	1.21		1.13	3.25	(0.64)	0.39	3.81
Total from investment operations	1.30		1.32	3.46	(0.64)	0.21	3.65
Less distributions from:
Net investment income	—		(0.30)	(0.12)	—	—	—
Net realized gains	—		(0.74)	(0.32)	—	(0.80)	(0.17)
Total distributions	—		(1.04)	(0.44)	—	(0.80)	(0.17)
Net asset value at end of period	$18.18		$16.88	$16.60	$13.58	$14.22	$14.81
Total return (b)	7.70	%(c)	7.98%	25.73%	(4.50%)	1.13%	32.24%
Net assets at end of period (000’s)	$111,196		$105,530	$100,568	$86,702	$95,532	$89,262

Ratios/supplementary data:
Ratio of total expenses to average net assets	2.21	%(d)	2.30%	2.28%	2.27%	2.31%	2.35%
Ratio of net expenses to average net assets	2.21	%(d)	2.30%	2.28%	2.27%	2.31%	2.45	%(e)(f)
Ratio of net expenses to average net assets excluding dividend expense and brokerage expense on securities sold short	1.51	%(d)	1.51%	1.53%	1.50%	1.49%	1.69	%(e)
Ratio of net investment income (loss) to average net assets	1.00	%(d)	1.08%	1.33%	0.04%	(1.26%)	(1.39	%)(e)
Portfolio turnover rate	23	%(c)	55%	45%	74%	72%	63%

(a)	Amount rounds to less than $0.01 per share.
(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced fees and reimbursed expenses (Note 4).
(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after management fee recoupments, reductions and/or expense reimbursements (Note 4).
(f)	Ratio was determined including prior years’ management fee reductions recouped by the Adviser in the amount of 0.10% for the year ended February 28, 2021 (Note 4).

See accompanying notes to financial statements.

WAYCROSS FOCUSED CORE EQUITY FUND

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended August 31, 2025 (Unaudited)		Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 28, 2022		Period Ended February 28, 2021 (a)
Net asset value at beginning of period	$17.14		$14.91	$10.84	$11.53	$10.70		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.05	0.05	0.06	0.00	(b)	(0.01)
Net realized and unrealized gains (losses) on investments	2.06		2.23	4.10	(0.70)	0.90	(c)	0.71
Total from investment operations	2.10		2.28	4.15	(0.64)	0.90	(c)	0.70
Less distributions from:
Net investment income	—		(0.05)	(0.08)	(0.01)	(0.00	)(b)	—
Net realized gains	—		—	—	(0.04)	(0.07)		—
Total distributions	—		(0.05)	(0.08)	(0.05)	(0.07)		—
Net asset value at end of period	$19.24		$17.14	$14.91	$10.84	$11.53		$10.70
Total return (d)	12.25	%(e)	15.29%	38.39%	(5.54%)	8.39%		7.00	%(e)
Net assets at end of period (000’s)	$118,675		$86,517	$18,128	$9,502	$10,877		$498

Ratios/supplementary data:
Ratio of total expenses to average net assets	0.96	%(f)	1.12%	2.31%	2.47%	7.56%		31.14	%(f)
Ratio of net expenses to average net assets (g)	0.69	%(f)	0.69%	0.74%	0.89%	0.89%		1.14	%(f)
Ratio of net investment income (loss) to average net assets (g)	0.54	%(f)	0.61%	0.67%	0.57%	0.14%		(0.26	%)(f)
Portfolio turnover rate	19	%(e)	36%	35%	30%	17%		4	%(e)

(a)	Represents the period from the commencement of operations (December 15, 2020) through February 28, 2021.
(b)	Amount rounds to less than $0.01 per share.
(c)	Represents a balancing figure from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of net realized and unrealized losses on the Statement of Operations for the same period.
(d)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced fees and/or reimbursed expenses (Note 4).
(e)	Not annualized.
(f)	Annualized.
(g)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

WAYCROSS FUNDS

NOTES TO FINANCIAL STATEMENTS

August 31, 2025 (Unaudited)

1. Organization

Waycross Managed Risk Equity Fund and Waycross Focused Core Equity Fund (individually, a “Fund,” and collectively, the “Funds”) are each a series of Waycross Independent Trust (the “Trust”), an open-end management investment company. The Trust was organized on May 28, 2020 as a Delaware statutory trust. Waycross Managed Risk Equity Fund is a diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”) and Waycross Focused Core Equity Fund is a non-diversified fund. Waycross Managed Risk Equity Fund was reorganized into the Trust as of the close of business on November 17, 2020. It was formerly a series of Ultimus Managers Trust. Waycross Focused Core Equity Fund commenced operations on December 15, 2020.

The investment objective of the Waycross Managed Risk Equity Fund is to seek long-term capital appreciation with a secondary emphasis on reducing portfolio risk and volatility relative to the S&P 500® Index.

The investment objective of the Waycross Focused Core Equity Fund is to seek capital appreciation over a full market cycle, which the Fund defines as a sustained upswing in equity markets followed by a pull back and recovery.

2. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Segment reporting – The Vice President of the Trust acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by Waycross Partners, LLC (“the “Adviser”). The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in each Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

New accounting pronouncement – In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-

WAYCROSS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management does not believe there will be any impact on the Funds’ financial statements.

Securities valuation – The Funds value their portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies that are not listed on an exchange, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value as determined by the Adviser, as the Funds’ valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the assets or liability, either directly or indirectly; these inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates and similar data

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available

WAYCROSS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of each Fund’s investments and the inputs used to value the investments as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Waycross Managed Risk Equity Fund:
Common Stocks	$100,551,475	$—	$—	$100,551,475
Money Market Funds	10,732,333	—	—	10,732,333
Total	$111,283,808	$—	$—	$111,283,808

Other Financial Instruments:
Common Stocks – Sold Short	$(44,901,377)	$—	$—	$(44,901,377)

	Level 1	Level 2	Level 3	Total
Waycross Focused Core Equity Fund:
Investments in Securities:
Common Stocks	$117,890,328	$—	$—	$117,890,328
Money Market Funds	677,057	—	—	677,057
Total	$118,567,385	$—	$—	$118,567,385

Refer to each Fund’s Schedule of Investments and Schedule of Securities Sold Short, as applicable, for a listing of the common stocks by sector and industry type. The Funds did not hold derivative instruments or have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended August 31, 2025.

Share valuation – The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

Investment income – Dividend income and expense is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income and expense is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

WAYCROSS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Funds based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Distributions to shareholders arising from net investment income, if any, are declared and paid annually to shareholders. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid by Waycross Managed Risk Equity Fund and Waycross Focused Core Equity Fund during the periods ended August 31, 2025 and February 28, 2025 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Waycross Managed Risk Equity Fund
August 31, 2025	$—	$—	$—
February 28, 2025	$1,650,277	$4,673,158	$6,323,435

Waycross Focused Core Equity Fund
August 31, 2025	$—	$—	$—
February 28, 2025	$219,798	$—	$219,798

Short sales – Waycross Managed Risk Equity Fund sells securities short. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short position. These costs, if any, are reported as dividend expense and brokerage expense on securities sold short, respectively, on the Statements of Operations. Net income earned on short sale proceeds held on deposit with the broker and/or margin interest earned, if any, are included in interest income on the Statements of Operations. Under Rule 18f-4 of the 1940 Act, the Fund is permitted to engage in derivatives transactions, including short sales, provided it complies with certain conditions aimed at addressing undue speculation and asset sufficiency. The rule rescinded the staff’s prior guidance under Investment Company Act

WAYCROSS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Release No. 10-666, which required that the Fund segregate collateral deposited with brokers, with such collateral being reported on the Fund’s Statements of Assets and Liabilities. Under the rule’s new conditions, the Fund must adopt and implement a written derivatives risk management program (unless it qualifies as a limited derivatives user), adhere to a Value-at-Risk (VaR) based limit on its derivatives transactions (including short sales), and providing regular reports to the Board on the program’s effectiveness and any breaches of risk guidelines. To the extent the Fund invests the proceeds received from selling securities short, it is engaging in a form of leverage. The use of leverage by the Fund may make any change in the Fund’s NAV greater than it would be without the use of leverage. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the Adviser to accurately anticipate the future value of a security.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2025:

	Waycross Managed Risk Equity Fund	Waycross Focused Core Equity Fund
Tax cost of investments and securities sold short	$29,035,544	$96,347,841
Gross unrealized appreciation	$41,698,274	$24,207,023
Gross unrealized depreciation	(4,351,387)	(1,987,479)
Net unrealized appreciation	37,346,887	22,219,544
Undistributed ordinary income	—	446,667
Undistributed long-term capital gains	5,249,427	994,169
Accumulated ordinary income	534,326	265,244
Other gains	2,064,050	209,189
Total accumulated earnings	$45,194,690	$24,134,813

WAYCROSS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

The federal income tax cost of investments and securities sold short for the Funds temporarily differ from the financial statement cost of portfolio investments (“book/tax difference”). These book/tax differences are due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. federal.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statements of Operations. During the six months ended August 31, 2025, the Funds did not incur any interest or penalties.

3. Investment Transactions

Investment transactions, other than short-term investments and U.S. government securities, were as follows for the six months ended August 31, 2025:

	Waycross Managed Risk Equity Fund	Waycross Focused Core Equity Fund
Purchases of investment securities	$21,670,634	$37,425,517
Proceeds from sales of investment securities	$24,451,483	$18,709,387

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Under the Investment Advisory Agreement, Waycross Managed Risk Equity Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of its average daily net assets. Under the Investment Advisory Agreement, Waycross Focused Core Equity Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.66% of its average daily net assets.

Pursuant to an amended Expense Limitation Agreement between the Trust and the Adviser (the “ELA”), the Adviser has contractually agreed, until June 30, 2026, to reduce management fees and reimburse other expenses to the extent necessary to limit total annual operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Funds, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary

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NOTES TO FINANCIAL STATEMENTS (Continued)

course of the Funds’ business) to an amount not exceeding 1.70% of Waycross Managed Risk Equity Fund’s average daily net assets and 0.69% of Waycross Focused Core Equity Fund’s average daily net assets.

During the six months ended August 31, 2025, the Adviser reduced its management fees earned for Waycross Focused Core Equity Fund by $132,199.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for three years after such fees and expenses were incurred, provided that the repayments do not cause total annual operating expenses (after repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to June 30, 2026, this agreement may not be modified or terminated without the approval of the Board. This agreement will terminate automatically if the Funds’ investment advisory agreement with the Adviser is terminated. As of August 31, 2025, the Adviser may seek repayment of fee reductions and/or expense reimbursements no later than the date below:

Waycross Focused Core Equity Fund
February 28, 2026	$80,186
February 28, 2027	188,264
February 29, 2028	233,914
August 31, 2028	132,199
Total	$634,563

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Funds’ portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and/or the Distributor and are not paid for serving in such capacities.

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NOTES TO FINANCIAL STATEMENTS (Continued)

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” of the Trust (“Independent Trustee”) receives from the Trust an $8,000 annual retainer, payable quarterly and a $1,000 fee for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of August 31, 2025, the following shareholders owned of record 25% or more of the outstanding shares of each Fund:

Name of Record Owner	% Ownership
Waycross Managed Risk Equity Fund
National Financial Services, LLC (for the benefit of its customers)	97%

Waycross Focused Core Equity Fund
National Financial Services, LLC (for the benefit of its customers)	55%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio would be adversely affected.

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NOTES TO FINANCIAL STATEMENTS (Continued)

As of August 31, 2025, Waycross Managed Risk Equity Fund had the following percentages of the value of its net assets invested or sold short in common stocks within the Technology sector:

Sector	Long Positions	Short Positions	Net Exposure
Technology	27.0%	(10.9%)	16.1%

As shown above, although Waycross Managed Risk Equity Fund has greater than 25% of its net assets invested in long positions in the sector noted, the sector exposure is mitigated by short positions. As part of the Fund’s principal investment strategies, the Adviser monitors the Fund’s exposure to ensure the Fund’s portfolio is adequately diversified.

As of August 31, 2025, Waycross Focused Core Equity Fund had 37.8% of the value of its net assets invested in common stocks within the Technology sector.

7. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

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ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement Renewal

At a meeting held on April 23, 2025, the Board of Trustees (the “Board”), including the Independent Trustees voting separately, considered the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust and Waycross Partners, LLC (the “Adviser”) for the Waycross Managed Risk Equity Fund (the “Managed Risk Fund”) and the Waycross Focused Core Equity Fund (the “Focused Fund” and, collectively with the Managed Risk Fund, the “Funds”). Legal counsel to the Trust advised the Board during its deliberations. Additionally, the Board received and reviewed a substantial amount of information provided by the Adviser and other service providers. In determining whether to renew the Agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the Adviser’s services to the Funds. The Board reviewed the services provided by the Adviser to the Funds, including, without limitation, its investment advisory services since each Fund’s inception; compliance and operational procedures and practices; efforts to promote the Funds and assist in their distribution; key personnel and support staff; and management of the Funds’ daily operations. After reviewing the foregoing and further information in the Meeting Materials, the Board concluded that the nature, extent, and quality of the services provided by the Adviser to the Funds were satisfactory and adequate.

The investment performance of the Funds and the Adviser. The Board compared the performance of the Funds with their respective benchmark indices and custom peer groups for the calendar year ended December 31, 2024. The Board also considered the consistency of the Adviser’s management with each Fund’s investment objective and policies. The Board noted that the Managed Risk Fund had outperformed its benchmark for the year, its Morningstar category for the one-, three-, and five-year periods, and two of three peers for the one-, three-, and five-year periods, each ended December 31, 2024. For the Focused Fund, the Board noted that it had outperformed its benchmark for the year, its Morningstar category for the one- and three-year periods, and two of three peers for the one- and three-year periods ended December 31, 2024. The Board reviewed the highlighted primary drivers of underperformance and overperformance relative to each Fund’s peer group, benchmark, and Morningstar category as described in the 15(c)

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ADDITIONAL INFORMATION (Unaudited) (Continued)

Responses. Following a discussion of the investment performance of each Fund, the Adviser’s experience in managing the strategies, and other factors, the Board concluded that the investment performance of the Funds was satisfactory.

The costs of the services provided and profits realized by the Adviser and its affiliates from their relationship with the Funds. The Board considered the following: (i) the Adviser’s staffing; (ii) its methods of operating; (iii) the education and experience of its personnel; (iv) its compliance program; (v) its financial condition and the level of commitment to the Funds and, generally, the Adviser’s advisory business; (vi) the asset levels of each Fund; (vii) the overall expenses of each Fund, including the advisory fee; and (viii) the differences in fees and services to the Adviser’s other similar clients. The Board considered its discussion with the Adviser regarding the expense limitation agreement between the Trust and the Adviser dated July 13, 2020, as amended (the “Expense Limitation Agreement”) and considered the Adviser’s past fee reductions and expense reimbursements for the Funds. The Board further considered the Adviser’s willingness to continue the Expense Limitation Agreement for the Funds through at least June 30, 2026.

The Board also considered the benefits for the Adviser in managing the Funds, including promoting the Adviser’s name. The Board compared each Fund’s advisory fee and overall expense ratio to its respective peer group and Morningstar category, along with the fees charged to the Adviser’s other client accounts. In considering the comparison in fees and expense ratios between the Funds and other comparable funds, the Board looked at the differences in the types of funds being compared, the style of investment management, the size of the Funds, and the nature of the investment strategies.

The Board noted that the Managed Risk Fund’s 1.25% management fee is above its peer group average and slightly below its category average, and its 2.28% net expense ratio is above its peer group and category averages. The Board considered the Adviser’s statement that the Managed Risk Fund’s peer group included funds with significantly larger net assets, which allow their management fees and overall expense ratios to be reduced beyond what is currently feasible for the Managed Risk Fund, given its size. A discussion followed, and the Board determined that the Managed Risk Fund’s management fee and net expense ratio were within a reasonable range.

With respect to the Focused Fund, the Board noted that the 0.66% management fee and 0.69% were below its peer group and category averages. A discussion followed, and the Board determined that the Focused Fund’s management fee and net expense ratio were within a reasonable range.

The Board also compared the fees paid by the Focused Fund to those paid by other clients of the Adviser utilizing a similar strategy to the Fund and considered the similarities and differences in services received by such other clients compared to the services received by the Fund. The Board noted that the fee structures applicable to the Adviser’s other clients did not indicate any unreasonableness concerning the advisory fees payable by the Focused Fund. The Board noted that the Adviser does not manage any other accounts

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ADDITIONAL INFORMATION (Unaudited) (Continued)

with a strategy similar to that of the Managed Risk Fund. The Board further considered the Adviser’s investment strategy and style in managing the Funds’ portfolios. Upon further discussion following these comparisons and considerations, the Board concluded that the advisory fees to be paid to the Adviser by the Funds are fair and reasonable.

The extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors. The Board considered that the Funds’ fees payable to the Adviser involve the advisory fees and the Expense Limitation Agreement. The Board determined that, while the advisory fees remained the same as asset levels increased, the Funds’ shareholders have experienced, and will experience, benefits from the Expense Limitation Agreement. Following further discussion of the Funds’ asset levels, expectations for asset growth, and fees compared to each Fund’s peer group and Morningstar category, the Board determined that the fees with the Adviser are fair and reasonable considering the nature and quality of services provided.

The profits to be realized by the Adviser and its affiliates from the relationship with the Funds. The Board considered the Adviser’s profitability, noting the Adviser’s net profit in managing each Fund was reasonable and not excessive. The Board also noted that this was the first year in which the Adviser earned a modest profit for managing the Focused Fund, having previously waived its entire management fee and reimbursed expenses. Based on the information provided by the Adviser, the Board concluded that Waycross’s profits from its relationship with each Fund were reasonable.

Conclusion. After reviewing the above factors, among others, including the Adviser’s trading practices and possible conflicts of interest, the Board determined that it had received sufficient information from Waycross to evaluate the terms of the Advisory Agreement. Therefore, the Board unanimously concluded that the approval of the renewal of the Advisory Agreement was in the best interests of each Fund and its respective shareholders. The Board did not identify any information that was most relevant to its consideration in approving the Advisory Agreement, and each Trustee may have afforded different weights to the various factors.

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

Not applicable

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Waycross Independent Trust

By (Signature and Title)*	/s/ Matthew G. Bevin
Matthew G. Bevin, Principal Executive Officer and Principal Financial Officer

Date	November 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Matthew G. Bevin
Matthew G. Bevin, Principal Executive Officer and Principal Financial Officer

Date	November 6, 2025

*	Print the name and title of each signing officer under his or her signature.